Fair Value Measurement	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

19. FAIR VALUE MEASUREMENT

As of December 31, 2025, the holder of the exchangeable notes waived all conversion rights associated with the instrument. As a result, the exchangeable notes no longer contain features requiring bifurcation or fair value measurement. The instrument is therefore accounted for as a financial liability at amortized cost beginning on the date of modification.

Accordingly, as of December 31, 2025, the Group no longer has exchangeable notes measured at fair value on a recurring basis, and such instruments are no longer included within the fair value hierarchy.

For the years ended December 31, 2023 and 2024, certain financial liabilities, including exchangeable notes, were measured at fair value using significant unobservable inputs and categorized within Level 3 of the fair value hierarchy.

As of December 31, 2025, no financial liabilities are measured at fair value on a recurring basis.

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2024:

For the year Ended December 31, 2023	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Financial assets at fair value through
Exchangeable Notes	—	—	20,681

For the Year Ended December 31, 2024	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Financial assets at fair value through
Exchangeable Notes	—	—	20,990

Financial Liabilities are measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy.

The fair values of the ODI Convertible Loans and Exchangeable Notes were estimated with the following key assumptions with no change for the years ended December 31, 2024:

As of December 31, 2023
Risk-free rate of return (per annum)	6.19% – 6.24%
Expected Volatility	59.21%
Expected dividend yield	0%
Expected Term	0.69 years
Applied bond yield	14.49%
Yield for value of credit risk	13.91%
Fair value of underlying ordinary shares/preferred shares	US$0.11 – US$0.14

The estimated fair value of the ODI Convertible Loans and Exchangeable Notes estimated by management with the assistance of an independent valuation firm. The Company estimated the fair value of the ODI Convertible Loans and Exchangeable Notes based on a probability-weighted analysis and the value of the conversion option as determined by the binomial option pricing model simulating the equity value movement which provide the calculation basis of the financial liabilities fair value. The inputs used in the analysis were classified as Level 3 inputs within the fair value hierarchy due to the lack of observable market data and activity. The determination of the fair value of the Company’s preferred shares and ordinary shares requires complex and subjective judgments to be made regarding the cash flow forecasts and the weighted average cost of capital and the discount for lack of marketability applied to the projected cash flows. If different estimates and assumptions had been used, the fair values of the preferred shares and ordinary shares could be significantly different, and the fair value of the ODI Convertible Loans and Exchangeable Notes may materially differ from the recognized amount.

The risk-free rate of return was estimated based on the yield of US Treasury Strip with a maturity life equal to the remaining maturity life of the financial liabilities as of the valuation date. The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s financial liabilities. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the remaining life of the financial liabilities.